QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations Tables [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

21)       QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The quarterly results of operations for 2011 and 2010 are summarized below:

	Three Months Ended
	March 31	June 30	September 30	December 31

	(In Millions)

2011
Total Revenues	$1,311	$3,402	$10,858	$2,301

Earnings (Loss) from Continuing Operations,
Net of Income Taxes, Attributable to AXA Equitable	$(572)	$741	$2,824	$(66)

Net Earnings (Loss), Attributable to AXA Equitable	$(572)	$741	$2,824	$(66)

2010
Total Revenues	$2,133	$5,387	$5,115	$(1,194)

Earnings (Loss) from Continuing Operations,
Net of Income Taxes, Attributable to AXA Equitable	$322	$1,638	$1,783	$(1,519)

Net Earnings (Loss), Attributable to AXA Equitable	$322	$1,638	$1,783	$(1,519)